Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Principal accounting policies
Schedule of property and equipment estimated useful lives and residual rate

		Residual
	Estimated useful lives	rate
Buildings	32-40 years	0%
Servers, computers and equipment	3-5 years	0%-5%
Leasehold improvements	Shorter of lease term or 5 years	0%
Renovation of buildings	10 years	0%
Motor vehicles	3-10 years	0%-5%
Furniture, fixture and office equipment	3-5 years	0%-5%

Schedule of amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives

Estimated useful lives

Trademark	6 - 10 years
Customer relationships	3 - 5 years
Licenses	15 years
Non-compete agreement	1 year
Operating rights	Shorter of the economic life or contract terms
Software	1 - 10 years
Domain names	10 - 15 years
Technology	5 - 6 years
Others	Shorter of the economic life or contract terms

Schedule of undiscounted cash flows to the operating lease liabilities recognized

Office rental
US$

2025	11,714
2026	7,851
2027	2,509
2028 and after	28
Total undiscounted cash flows	22,102
Less: imputed interest	(1,379)
Present value of lease liabilities	20,723